                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or
  Quarter Ended:                                                   9/30/2011
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Check here is Amendment [  ];
  Amendment Number:
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   This Amendment (Check only one.):   [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager
  Filing this Report:
Name:                                  M&T TRUST COMPANY OF DELAWARE, INC.
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Address:                               1220 Market Street, Suite 202
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                                       Wilmington, DE 19801
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Form 13-F File Number:                 028-11878
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This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.


Person Signing this Report on Behalf of Reporting Manager

Name:                                  Mark Czarnecki
Title:                                 President
Phone:                                 (716) 842-5291

Signature, Place & Date of Signing:

/s/ Mark Czarnecki, President          Buffalo, New York  10/27/2011
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             [Signature]                [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number                   Name

28-00267                               M&T Bank Corporation
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